Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net earnings attributable to shareholders of Fairfax	$ 218.4	$ 2,004.1
Preferred share dividends	(44.0)	(45.8)
Net earnings attributable to common shareholders – basic and diluted	$ 174.4	$ 1,958.3
Weighted average common shares outstanding – basic (in shares)	26,446,939	26,901,184
Share-based payment awards (in shares)	1,273,250	1,159,352
Weighted average common shares outstanding – diluted (in shares)	27,720,189	28,060,536
Net earnings per common share – basic (in dollars per share)	$ 6.59	$ 72.80
Net earnings per common share – diluted (in dollars per share)	$ 6.29	$ 69.79